INVESTMENTS (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010
Fair value
Less than 12 months	$ 80,439,000		$ 544,913,000
Greater than 12 months	29,748,000		2,947,000
Total fair value	110,187,000		547,860,000
Cost or amortized cost
Less than 12 months	85,421,000		559,946,000
Greater than 12 months	31,419,000		3,062,000
Total Cost or amortized cost	116,840,000		563,008,000
Unrealized Loss
Less than 12 months	(4,982,000)		(15,033,000)
Greater than 12 months	(1,671,000)		(115,000)
Total Unrealized Loss	(6,653,000)		(15,148,000)
Other-than-temporary impairment charges	257,000	45,293,000
Fixed maturities and short-term investments on deposit with either regulatory authorities or banks	23,200,000
Maximum
Unrealized Loss
Fixed maturities held in trust	100,000
Debt securities:
Fair value
Less than 12 months	54,487,000		538,835,000
Greater than 12 months	29,748,000		2,947,000
Total fair value	84,235,000		541,782,000
Cost or amortized cost
Less than 12 months	56,925,000		553,574,000
Greater than 12 months	31,419,000		3,062,000
Total Cost or amortized cost	88,344,000		556,636,000
Unrealized Loss
Less than 12 months	(2,438,000)		(14,739,000)
Greater than 12 months	(1,671,000)		(115,000)
Total Unrealized Loss	(4,109,000)		(14,854,000)
Number of unrealized loss positions	27
Number of securities in unrealized loss positions for 12 months or longer	9
U.S Government:
Fair value
Less than 12 months	5,023,000		5,689,000
Total fair value	5,023,000		5,689,000
Cost or amortized cost
Less than 12 months	5,031,000		5,880,000
Total Cost or amortized cost	5,031,000		5,880,000
Unrealized Loss
Less than 12 months	(8,000)		(191,000)
Total Unrealized Loss	(8,000)		(191,000)
U.S. Agencies:
Fair value
Less than 12 months			295,897,000
Total fair value			295,897,000
Cost or amortized cost
Less than 12 months			304,374,000
Total Cost or amortized cost			304,374,000
Unrealized Loss
Less than 12 months			(8,477,000)
Total Unrealized Loss			(8,477,000)
Mortgage-backed:
Fair value
Less than 12 months			43,852,000
Total fair value			43,852,000
Cost or amortized cost
Less than 12 months			44,659,000
Total Cost or amortized cost			44,659,000
Unrealized Loss
Less than 12 months			(807,000)
Total Unrealized Loss			(807,000)
ABS/CMO:
Fair value
Less than 12 months			2,160,000
Total fair value			2,160,000
Cost or amortized cost
Less than 12 months			2,196,000
Total Cost or amortized cost			2,196,000
Unrealized Loss
Less than 12 months			(36,000)
Total Unrealized Loss			(36,000)
Corporate:
Fair value
Less than 12 months	49,464,000		110,772,000
Greater than 12 months	28,698,000		1,951,000
Total fair value	78,162,000		112,723,000
Cost or amortized cost
Less than 12 months	51,894,000		113,813,000
Greater than 12 months	30,351,000		2,012,000
Total Cost or amortized cost	82,245,000		115,825,000
Unrealized Loss
Less than 12 months	(2,430,000)		(3,041,000)
Greater than 12 months	(1,653,000)		(61,000)
Total Unrealized Loss	(4,083,000)		(3,102,000)
States, political subdivisions, and revenues:
Fair value
Less than 12 months			80,465,000
Greater than 12 months	1,050,000		996,000
Total fair value	1,050,000		81,461,000
Cost or amortized cost
Less than 12 months			82,652,000
Greater than 12 months	1,068,000		1,050,000
Total Cost or amortized cost	1,068,000		83,702,000
Unrealized Loss
Less than 12 months			(2,187,000)
Greater than 12 months	(18,000)		(54,000)
Total Unrealized Loss	(18,000)		(2,241,000)
Common Stock:
Fair value
Less than 12 months	25,952,000		6,078,000
Total fair value	25,952,000		6,078,000
Cost or amortized cost
Less than 12 months	28,496,000		6,372,000
Total Cost or amortized cost	28,496,000		6,372,000
Unrealized Loss
Less than 12 months	(2,544,000)		(294,000)
Total Unrealized Loss	$ (2,544,000)		$ (294,000)
Number of unrealized loss positions	25
Maximum number of consecutive months for securities with unrealized losses greater than 20 percent	6
Common Stock: | Maximum
Unrealized Loss
Maximum percentage of unrealized loss to portfolio for more than six consecutive months	20.00%